Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
	Air Products and Chemicals Inc.	97,653	26,282
	Freeport-McMoRan Inc.	629,050	21,602
	Dow Inc.	309,988	15,121
	Newmont Corp.	349,638	14,178
			77,183
Consumer Discretionary (2.9%)
	Walmart Inc.	593,217	87,126
	Target Corp.	202,372	26,497
	Ford Motor Co.	1,724,520	20,694
	General Motors Co.	583,631	18,915
*	Activision Blizzard Inc.	155,409	12,464
*	Warner Bros Discovery Inc.	480,629	5,421
			171,117
Consumer Staples (11.9%)
	Procter & Gamble Co.	1,037,919	147,904
	PepsiCo Inc.	605,985	110,501
	Coca-Cola Co.	1,713,223	102,211
	Philip Morris International Inc.	682,080	61,394
	Mondelez International Inc. Class A	599,725	44,026
	CVS Health Corp.	564,705	38,417
	Altria Group Inc.	785,041	34,872
	McKesson Corp.	60,149	23,509
	General Mills Inc.	259,618	21,849
	Kimberly-Clark Corp.	148,349	19,920
	Constellation Brands Inc. Class A	68,959	16,755
	Sysco Corp.	223,551	15,637
	Colgate-Palmolive Co.	182,842	13,600
	Kraft Heinz Co.	350,657	13,402
	Keurig Dr Pepper Inc.	371,605	11,564
	Walgreens Boots Alliance Inc.	322,922	9,807
	Archer-Daniels-Midland Co.	120,685	8,526
			693,894
Energy (8.3%)
	Exxon Mobil Corp.	1,790,813	182,985
	Chevron Corp.	754,834	113,693
	ConocoPhillips	536,039	53,229
	EOG Resources Inc.	258,393	27,723
	Marathon Petroleum Corp.	196,213	20,585
	Phillips 66	204,362	18,721
	Valero Energy Corp.	163,468	17,498
	Occidental Petroleum Corp.	280,192	16,156

		Shares	Market Value ($000)
	Kinder Morgan Inc.	839,009	13,516
	Schlumberger NV	314,435	13,467
	Williams Cos. Inc.	268,377	7,692
			485,265
Financials (19.0%)
*	Berkshire Hathaway Inc. Class B	668,021	214,488
	JPMorgan Chase & Co.	1,294,822	175,720
	Bank of America Corp.	2,992,304	83,156
	Wells Fargo & Co.	1,668,740	66,433
	Goldman Sachs Group Inc.	147,294	47,709
	Morgan Stanley	557,630	45,592
*	Berkshire Hathaway Inc. Class A	82	40,018
	BlackRock Inc.	59,424	39,074
	Marsh & McLennan Cos. Inc.	217,523	37,671
	Citigroup Inc.	809,132	35,861
	Charles Schwab Corp.	678,685	35,760
	Chubb Ltd.	182,510	33,910
	Progressive Corp.	257,315	32,913
	CME Group Inc.	158,124	28,265
	Intercontinental Exchange Inc.	246,083	26,073
	PNC Financial Services Group Inc.	175,974	20,383
	US Bancorp	674,214	20,159
	Truist Financial Corp.	584,417	17,807
	Travelers Cos. Inc.	101,970	17,257
	Aflac Inc.	243,867	15,659
	KKR & Co. Inc.	284,547	14,651
	Bank of New York Mellon Corp.	338,291	13,599
	Prudential Financial Inc.	161,258	12,689
	MetLife Inc.	255,832	12,677
	Allstate Corp.	116,024	12,583
	American International Group Inc.	162,415	8,580
			1,108,687
Health Care (20.9%)
	UnitedHealth Group Inc.	411,078	200,294
	Johnson & Johnson	1,145,764	177,662
	Merck & Co. Inc.	1,115,532	123,166
	AbbVie Inc.	778,432	107,392
	Pfizer Inc.	2,472,054	93,987
	Abbott Laboratories	764,653	77,995
	Bristol-Myers Squibb Co.	923,404	59,504
	Amgen Inc.	234,955	51,843
	Medtronic plc	585,244	48,435
	Elevance Health Inc.	104,490	46,793
	Gilead Sciences Inc.	548,519	42,203
	Danaher Corp.	144,077	33,083
	Cigna Group	130,651	32,324
	Becton Dickinson & Co.	124,888	30,193
	Humana Inc.	54,986	27,596
	HCA Healthcare Inc.	91,323	24,127
	Stryker Corp.	75,098	20,695
*	Biogen Inc.	63,631	18,861
	GE Healthcare Inc.	80,071	6,366
			1,222,519
Industrials (14.1%)
	Raytheon Technologies Corp.	644,560	59,390
	Honeywell International Inc.	293,926	56,316
	United Parcel Service Inc. Class B (XNYS)	318,893	53,255

		Shares	Market Value ($000)
	Union Pacific Corp.	269,146	51,816
	Lockheed Martin Corp.	112,354	49,886
	General Electric Co.	479,260	48,659
	Caterpillar Inc.	227,170	46,740
	Deere & Co.	117,290	40,580
	American Express Co.	245,534	38,932
	Eaton Corp. plc	174,986	30,780
	CSX Corp.	906,687	27,808
	Illinois Tool Works Inc.	120,679	26,396
	Northrop Grumman Corp.	60,578	26,381
	3M Co.	242,025	22,583
	General Dynamics Corp.	108,514	22,157
	FedEx Corp.	99,786	21,751
	Norfolk Southern Corp.	100,324	20,886
	Emerson Electric Co.	251,691	19,551
	Automatic Data Processing Inc.	91,204	19,061
	Johnson Controls International plc	302,761	18,075
	Parker-Hannifin Corp.	56,337	18,053
	Capital One Financial Corp.	167,396	17,444
	Trane Technologies plc	100,838	16,460
	L3Harris Technologies Inc.	83,874	14,755
	Fidelity National Information Services Inc.	260,405	14,210
	PPG Industries Inc.	103,623	13,605
	Cummins Inc.	62,050	12,684
	DuPont de Nemours Inc.	181,722	12,210
	Otis Worldwide Corp.	91,309	7,260
			827,684
Real Estate (1.0%)
	Prologis Inc.	405,998	50,567
	Simon Property Group Inc.	71,997	7,571
			58,138
Technology (11.2%)
	Broadcom Inc.	183,477	148,242
*	Meta Platforms Inc. Class A	489,614	129,611
	Oracle Corp.	652,538	69,130
	Intel Corp.	1,820,027	57,222
	QUALCOMM Inc.	490,565	55,635
	International Business Machines Corp.	397,742	51,146
	Analog Devices Inc.	222,468	39,530
	Micron Technology Inc.	479,783	32,721
	TE Connectivity Ltd.	139,397	17,073
	Cognizant Technology Solutions Corp. Class A	224,332	14,018
*	VMware Inc. Class A	102,809	14,012
	HP Inc.	389,402	11,316
	Roper Technologies Inc.	23,300	10,583
	Dell Technologies Inc. Class C	101,291	4,539
			654,778
Telecommunications (4.5%)
	Cisco Systems Inc.	1,621,812	80,556
	Comcast Corp. Class A	1,850,501	72,817
	Verizon Communications Inc.	1,662,781	59,245
	AT&T Inc.	3,136,559	49,338
			261,956
Utilities (4.7%)
	NextEra Energy Inc.	889,026	65,308
	Southern Co.	479,011	33,411
	Duke Energy Corp.	338,489	30,224

		Shares	Market Value ($000)
	Waste Management Inc.	179,368	29,043
	Sempra Energy (XNYS)	138,053	19,815
	American Electric Power Co. Inc.	225,945	18,780
	Dominion Energy Inc.	367,875	18,497
	Exelon Corp.	437,678	17,354
	Xcel Energy Inc.	242,122	15,808
	Public Service Enterprise Group Inc.	219,663	13,125
	Republic Services Inc. Class A	90,480	12,815
			274,180
Total Common Stocks (Cost $5,244,078)			5,835,401
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.125% (Cost $2)	16	1
Total Investments (99.8%) (Cost $5,244,080)			5,835,402
Other Assets and Liabilities—Net (0.2%)			12,255
Net Assets (100%)			5,847,657
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	59	12,362	10
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.